Segment information - Summary of Operating Results by Geographical Areas (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Turnover	€ 59,604	€ 60,073	€ 52,444
Non-current assets	51,084	52,201	49,912
United Kingdom
Disclosure of geographical areas [line items]
Turnover	2,523	2,498	2,443
Non-current assets	3,567	3,621	3,858
United States
Disclosure of geographical areas [line items]
Turnover	12,250	12,122	9,864
Non-current assets	18,205	18,109	16,692
India
Disclosure of geographical areas [line items]
Turnover	6,691	6,872	5,618
Non-current assets	6,436	6,500	6,755
Others
Disclosure of geographical areas [line items]
Turnover	38,140	38,581	34,519
Non-current assets	€ 22,876	€ 23,971	€ 22,607